Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Common Stock, No Par Value
Common Stock, Shares, Issued	736.3	736.3
Common Stock, Shares, Outstanding	736.3	736.3